Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible assets
12.	Intangible assets

	Completed development technology	Product development in progress	Intellectual property and patents registration	Software	Total
2024	€’000	€’000	€’000	€’000	€’000
Cost
January 1, 2024	2,996	1,346	1,911	190	6,443
Additions		142	-	37	179
Reclassification	686	(686)	-	-	-
Disposal	-	-	-	(42)	(42)
Deconsolidation of entities	(3,682)	(802)	(1,911)	(185)	(6,580)
December 31, 2024	-	-	-	-	-

Amortisation
January 1, 2024	(1,320)	-	(4)	(43)	(1,367)
Amortisation charge	(959)	-	(1)	(18)	(977)
Deconsolidation of entities	2,279	-	5	61	2,344
December 31, 2024	-	-	-	-	-

Net book value	1,676	1,346	1,907	147	5,076
At December 31, 2024	-	-	-	-	-
	Completed development technology	Product development in progress	Intellectual property and patents registration	Software	Total
2023	€’000	€’000	€’000	€’000	€’000
Cost
January 1, 2023	2,994	717	1,911	81	5,703
Additions*	2	629	-	109	740
December 31, 2023	2,996	1,346	1,911	190	6,443

Amortisation
January 1, 2023	(330)	-	(3)	(20)	(353)
Amortisation charge	(990)	-	(1)	(23)	(1,014)
December 31, 2023	(1,320)	-	(4)	(43)	(1,367)

Net book value
At December 31, 2023	1,676	1,346	1,907	147	5,076

At year end, no intangible assets were recognised on the balance sheet as a result of the deconsolidation of Fusion Fuel Portugal during the period, which had previously held the large majority of intangible assets within the Group.

Additionally, at 31 December 2024, Group fully impaired the remaining balance (€0.01 million) which related to software that the Group no longer had access to, which rendered it unusable. The impairment has been recognised in accordance with IAS 36 as the asset no longer provides future economic benefits to the Group. The related impairment expense has been recorded in the Statement of Profit or Loss under “Impairment Expenses”.